Retained Earnings - Summary of Retained Earnings (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous equity [abstract]
Legal reserve	₩ 782,249	₩ 782,249
Voluntary reserves	4,651,362	4,651,362
Unappropriated retained earnings	6,160,711	5,822,458
Total	₩ 11,594,322	₩ 11,256,069